STOCKHOLDERS’ EQUITY - Stock Options Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Line Items]
Percentage of common stock retained	100.00%
Employee stock option
Stockholders Equity Note [Line Items]
Target service period	3 years
Stock repurchase program, period in force	6 months
Stock options granted contractual term	10 years
Total intrinsic value of stock options exercised	$ 131	$ 272	$ 222
Unrecognized compensation cost related to all unvested	$ 60
Weighted-average period for all unvested	1 year 9 months 18 days